SHAREHOLDERS' DEFICIENCY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Option Activity
	Year ended December 31, 2016
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of year	146,606	$3.38	8.92
Granted	14,517	5.46
Forfeited	(26,430)	5.46

Options outstanding at end of year	134,693	3.31	8.99

Options vested and expected to be vested	134,693	3.31	7.91

Options exercisable at end of year	82,722	$1.95	7.34

Schedule of Outstanding Options Granted to Non-employees
Grant date	Number of options	Exercise price		Expiration date
September 8, 2013	17,080		$4.01	September 8, 2023
September 8, 2013	2,340	$	*) -	September 8, 2023
December 29, 2013	3,511		$4.01	December 29, 2023
April 8, 2014	9,158	$	*) -	April 8, 2024
July 24, 2014	2,492		$5.46	July 24, 2024
March 1, 2015	57,779		$5.46	March 1, 2025
October 20, 2015	12,456	$	*) -	October 20, 2025
December 1, 2015	11,210		$5.46	December 1, 2025
November 8, 2016	9,601		$0.01	November 8, 2026

	125,627

*)	Represents an amount lower than $1.

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2016	2015

Research and development expenses	$109	$331
General and administrative expenses	134	98

	$243	$429